                                    KPMG LLP
                                    Suite 1500
                                    777 East Wisconsin Avenue
                                    Milwaukee, WI 53202-5337

 Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company
and
The Contract Owners
Sentry Variable Life Account I:

We have audited the accompanying statement of assets and liabilities of Sentry Variable Life Account I (comprised of the sub-accounts listed in the statement of assets and liabilities (collectively, the Accounts)) as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sentry Variable Life Account I as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Milwaukee, Wisconsin
February 19, 2016

KPMG LLP is a Delaware limited liability partnership, U.S. member firm of KPMG International Cooperative ("KPMG International"), a Swiss entity.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2015

Assets:
Investments at fair value:
Janus Aspen Series:
Aspen Janus Portfolio, 5,468 shares (cost $152,744)	$168,644
Aspen Enterprise Portfolio, 59,212 shares (cost $2,568,274)	3,394,603
Aspen Forty Portfolio, 6,954 shares (cost $264,303)	252,935
* Aspen Global Research Portfolio, 385 shares (cost $13,484)	15,495
Aspen Balanced Portfolio, 8,189 shares (cost $233,592)	246,326

T. Rowe Price Fixed Income Series, Inc.:
Prime Reserve Portfolio, 53,260 shares (cost $53,260)	53,260
Limited Term Bond Portfolio, 14,749 shares (cost $72,882)	71,387

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 7,734 shares (cost $162,377)	207,347
Personal Strategy Balanced Portfolio, 78,269 shares (cost $1,423,154)	1,465,982

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 981 shares (cost $14,281)	14,386

Total Assets	$5,890,365
Total Liabilities	-

Net Assets	$5,890,365

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2015

	Janus Aspen	Janus Aspen	Janus Aspen
	Janus	Enterprise	Forty

Investment Income:
Dividends	$1,240	$22,626	$-

Expenses:
Mortality and expense risk charges	1,965	37,240	2,779

Net investment income (loss)	(725)	(14,614)	(2,779)

Realized gains (losses) on investments:
Realized net investment gain (loss)	21,222	328,101	8,620
Capital gain distributions received	36,222	374,678	55,021

Realized gain (loss) on investments and capital gain distributions, net	57,444	702,779	63,641
Unrealized appreciation (depreciation), net	(47,990)	(579,702)	(32,634)

Net increase (decrease) in net assets from operations	$8,729	$108,463	$28,228

	For the Year Ended December 31, 2015
	Janus Aspen
	Global	Janus Aspen
	Research*	Balanced

Investment Income:
Dividends	$111	$4,522

Expenses:
Mortality and expense risk charges	178	3,038

Net investment income (loss)	(67)	1,484

Realized gains (losses) on investments:
Realized net investment gain (loss)	1,015	13,987
Capital gain distributions received	-	10,066

Realized gain (loss) on investments and capital gain distributions, net	1,015	24,053
Unrealized appreciation (depreciation), net	(1,507)	(26,162)

Net increase (decrease) in net assets from operations	$(559)	$(625)

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2015
		T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price
	Prime Reserve	Bond	Equity Income

Investment Income:
Dividends	$-	$803	$4,028

Expenses:
Mortality and expense risk charges	608	744	2,312

Net investment income (loss)	(608)	59	1,716

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	(139)	8,184
Capital gain distributions received	5	-	4,655

Realized gain (loss) on investments and capital gain distributions, net	5	(139)	12,839
Unrealized appreciation (depreciation), net	-	(452)	(32,274)

Net increase (decrease) in net assets from operations	$(603)	$(532)	$(17,719)

	For the Year Ended December 31, 2015
	T. Rowe Price	T. Rowe Price
	Personal Strategy	International
	Balanced	Stock

Investment Income:
Dividends	$26,546	$143

Expenses:
Mortality and expense risk charges	16,227	158

Net investment income (loss)	10,319	(15)

Realized gains (losses) on investments:
Realized net investment gain (loss)	34,114	281
Capital gain distributions received	105,586	286

Realized gain (loss) on investments and capital gain distributions, net	139,700	567
Unrealized appreciation (depreciation), net	(162,897)	(810)

Net increase (decrease) in net assets from operations	$(12,878)	$(258)

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31

	Janus Aspen		Janus Aspen		Janus Aspen
	Janus		Enterprise		Forty
	2015	2014	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(725)	$(1,268)	$(14,614)	$(30,652)	$(2,779)	$(2,167)
Realized gains (losses) on investments	57,444	22,664	702,779	481,068	63,641	83,783
Unrealized appreciation (depreciation), net	(47,990)	(1,144)	(579,702)	(84,761)	(32,634)	(63,426)

Net increase (decrease) in net assets from operations	8,729	20,252	108,463	365,655	28,228	18,190

Contract transactions:
Purchase payments	10,522	10,837	178,076	191,738	8,067	8,424
Transfers between subaccounts, net	-	(1,375)	(897)	(38)	-	-
Withdrawals and surrenders	(38,359)	(15,818)	(277,203)	(399,071)	(28,762)	(6,000)
Monthly deductions	(6,805)	(7,218)	(208,554)	(218,344)	(12,913)	(12,412)
Policy loans	339	48	76,110	41,175	116	(80)

Net increase (decrease) in net assets
derived from contract transactions	(34,303)	(13,526)	(232,468)	(384,540)	(33,492)	(10,068)

Total increase (decrease) in net assets	(25,574)	6,726	(124,005)	(18,885)	(5,264)	8,122

Net assets at beginning of year	194,218	187,492	3,518,608	3,537,493	258,199	250,077

Net assets at end of year	$168,644	$194,218	$3,394,603	$3,518,608	$252,935	$258,199

	For the Years Ended December 31
	Janus Aspen
	Global		Janus Aspen
	Research*		Balanced
	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(67)	$1	$1,484	$2,126
Realized gains (losses) on investments	1,015	2,051	24,053	9,851
Unrealized appreciation (depreciation), net	(1,507)	(1,083)	(26,162)	9,729

Net increase (decrease) in net assets from operations	(559)	969	(625)	21,706

Contract transactions:
Purchase payments	2,893	1,693	13,772	15,020
Transfers between subaccounts, net	314	(10)	1,525	42
Withdrawals and surrenders	(1,621)	(2,878)	(71,743)	(10,077)
Monthly deductions	(1,425)	(1,554)	(10,750)	(11,120)
Policy loans	(82)	(78)	191	114

Net increase (decrease) in net assets
derived from contract transactions	79	(2,827)	(67,005)	(6,021)

Total increase (decrease) in net assets	(480)	(1,858)	(67,630)	15,685

Net assets at beginning of year	15,975	17,833	313,956	298,271

Net assets at end of year	$15,495	$15,975	$246,326	$313,956

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
			T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price
	Prime Reserve		Bond		Equity Income
	2015	2014	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(608)	$(660)	$59	$151	$1,716	$1,567
Realized gains (losses) on investments	5	-	(139)	(275)	12,839	5,933
Unrealized appreciation (depreciation), net	-	-	(452)	(109)	(32,274)	6,037

Net increase (decrease) in net assets from operations	(603)	(660)	(532)	(233)	(17,719)	13,537

Contract transactions:
Purchase payments	8,175	5,014	5,822	5,961	10,079	8,658
Transfers between subaccounts, net	(279)	-	-	-	314	13
Withdrawals and surrenders	(2,792)	(225)	-	(12,677)	(8,493)	(10,119)
Monthly deductions	(10,481)	(10,236)	(5,414)	(5,411)	(7,433)	(8,159)
Policy loans	332	216	1,724	1,758	272	268

Net increase (decrease) in net assets
derived from contract transactions	(5,045)	(5,231)	2,132	(10,369)	(5,261)	(9,339)

Total increase (decrease) in net assets	(5,648)	(5,891)	1,600	(10,602)	(22,980)	4,198

Net assets at beginning of year	58,908	64,799	69,787	80,389	230,327	226,129

Net assets at end of year	$53,260	$58,908	$71,387	$69,787	$207,347	$230,327

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price
	Personal Strategy		International
	Balanced		Stock
	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,319	$9,518	$(15)	$2
Realized gains (losses) on investments	139,700	141,016	567	782
Unrealized appreciation (depreciation), net	(162,897)	(84,818)	(810)	(1,145)

Net increase (decrease) in net assets from operations	(12,878)	65,716	(258)	(361)

Contract transactions:
Purchase payments	59,093	53,324	795	1,163
Transfers between subaccounts, net	279	-	(1,256)	1,368
Withdrawals and surrenders	(111,684)	(72,020)	18	(1,272)
Monthly deductions	(83,678)	(81,761)	(908)	(1,365)
Policy loans	(361)	1,187	63	53

Net increase (decrease) in net assets
derived from contract transactions	(136,351)	(99,270)	(1,288)	(53)

Total increase (decrease) in net assets	(149,229)	(33,554)	(1,546)	(414)

Net assets at beginning of year	1,615,211	1,648,765	15,932	16,346

Net assets at end of year	$1,465,982	$1,615,211	$14,386	$15,932

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2015 and 2014

1.	Organization

The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987.  The Company discontinued new sales of variable life insurance contracts on October 13, 2003.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Life Account's Annual Report.

The Variable (Life) Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2014. The Funds value their investment securities at fair value.

The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is  not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.   Additionally,  the guidance provided  updated disclosures  for investments  within its scope and noted that if the investor can redeem  the investment with  the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

Recent Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820) - Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).  ASU No. 2015-07 removes the requirement to include investments in the fair value hierarchy for which the fair value is measured at NAV using the practical expedient under Fair Value Measurements and Disclosures (Topic 820).  ASU No. 2015-07 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period.  ASU No. 2015-07 is required to be applied retrospectively to all periods presented beginning in the year of adoption.  The Variable Accounts intend to adopt this standard beginning January 1, 2016.  Since ASU No. 2015-07 will only impact the Variable Account's disclosures, adoption will not affect the Variable Account's assets or liabilities or results of operations.

Policy Loans

The Policy may be used to secure a loan from the Company. The maximum loan amount is 90% of the Policy's cash value minus the full surrender charge.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2015 through February 19, 2016, the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

3.	Purchases and Sales of Securities

	In 2015, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
	Janus Aspen Janus Portfolio	$48,472	$47,278
	Janus Aspen Enterprise Portfolio	657,602	530,005
	Janus Aspen Forty Portfolio	63,329	44,579
*	Janus Aspen Global Research Portfolio	3,318	3,305
	Janus Aspen Balanced Portfolio	30,186	85,642
	T. Rowe Price Prime Reserve Portfolio	8,558	14,206
	T. Rowe Price Limited Term Bond Portfolio	8,541	6,351
	T. Rowe Price Equity Income Portfolio	19,473	18,364
	T. Rowe Price Personal Strategy Balanced Portfolio	194,211	214,658
	T. Rowe Price International Stock Portfolio	1,492	2,508
	Total	$1,035,182	$966,896

			Proceeds
		Purchases	on Sales
	Janus Aspen Janus Portfolio	$24,753	$26,673
	Janus Aspen Enterprise Portfolio	476,648	660,889
	Janus Aspen Forty Portfolio	82,239	21,091
*	Janus Aspen Global Research Portfolio	3,230	6,056
	Janus Aspen Balanced Portfolio	29,810	25,740
	T. Rowe Price Prime Reserve Portfolio	5,314	11,205
	T. Rowe Price Limited Term Bond Portfolio	8,865	19,083
	T. Rowe Price Equity Income Portfolio	14,295	22,066
	T. Rowe Price Personal Strategy Balanced Portfolio	192,250	173,139
	T. Rowe Price International Stock Portfolio	2,934	2,891
	Total	$840,338	$968,833

	*Formerly Janus Aspen Worldwide Growth Portfolio

4.	Expenses and Related Party Transactions

A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (0.90% mortality and expense risk and 0.15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 7).

At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

The Company deducts a front-end sales expense charge of 5.0% from each premium payment.  A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy.  The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first 9 contract years until it reaches zero in the 10th contract year.

The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 3.0% are imposed by certain states.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses, as a practical expedient, the net asset value (NAV) as the basis to estimate fair value due to the mutual fund investments offered by the Variable Account.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally  from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

		Level 1	Level 2	Level 3	Total
	Variable Account Investments	-	$ 5,890,365	-	$ 5,890,365

The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

6.	Changes in Units Outstanding

	The changes in units outstanding for the year ended December 31, 2015 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Janus Portfolio	949	3,863	(2,914)
	Janus Aspen Enterprise Portfolio	4,343	8,202	(3,859)
	Janus Aspen Forty Portfolio	490	2,428	(1,938)
*	Janus Aspen Global Research Portfolio	351	345	6
	Janus Aspen Balanced Portfolio	736	3,886	(3,150)
	T. Rowe Price Prime Reserve Portfolio	453	721	(268)
	T. Rowe Price Limited Term Bond Portfolio	281	204	77
	T. Rowe Price Equity Income Portfolio	474	697	(223)
	T. Rowe Price Personal Strategy Balanced Portfolio	931	2,944	(2,013)
	T. Rowe Price International Stock Portfolio	93	203	(110)

	The changes in units outstanding for the year ended December 31, 2014 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Janus Portfolio	1,090	2,477	(1,387)
	Janus Aspen Enterprise Portfolio	4,534	11,878	(7,344)
	Janus Aspen Forty Portfolio	576	1,269	(693)
*	Janus Aspen Global Research Portfolio	357	688	(331)
	Janus Aspen Balanced Portfolio	816	1,115	(299)
	T. Rowe Price Prime Reserve Portfolio	278	553	(275)
	T. Rowe Price Limited Term Bond Portfolio	287	661	(374)
	T. Rowe Price Equity Income Portfolio	447	862	(415)
	T. Rowe Price Personal Strategy Balanced Portfolio	871	2,403	(1,532)
	T. Rowe Price International Stock Portfolio	226	230	(4)

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2015 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	14,535	$11.60	$169	1.05%	0.67%	4.24%
	Janus Aspen Enterprise Portfolio	57,595	58.94	3,395	1.05	0.64	2.94
	Janus Aspen Forty Portfolio	14,499	17.44	253	1.05	-	11.05
*	Janus Aspen Global Research Portfolio	1,775	8.73	15	1.05	0.66	(3.31)
	Janus Aspen Balanced Portfolio	11,707	21.04	246	1.05	1.58	(0.43)
	T. Rowe Price Prime Reserve Portfolio	2,838	18.77	53	1.05	-	(1.04)
	T. Rowe Price Limited Term Bond Portfolio	2,617	27.27	71	1.05	1.13	(0.74)
	T. Rowe Price Equity Income Portfolio	9,386	22.09	207	1.05	1.84	(7.83)
	T. Rowe Price Personal Strategy Balanced Portfolio	22,431	65.35	1,466	1.05	1.73	(1.09)
	T. Rowe Price International Stock Portfolio	1,282	11.23	14	1.05	0.96	(1.94)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	17,449	$11.13	$194	1.05%	0.36%	11.82%
	Janus Aspen Enterprise Portfolio	61,454	57.26	3,519	1.05	0.16	11.35
	Janus Aspen Forty Portfolio	16,437	15.71	258	1.05	0.16	7.60
*	Janus Aspen Global Research Portfolio	1,769	9.03	16	1.05	1.05	6.33
	Janus Aspen Balanced Portfolio	14,857	21.13	314	1.05	1.74	7.38
	T. Rowe Price Prime Reserve Portfolio	3,106	18.97	59	1.05	-	(1.05)
	T. Rowe Price Limited Term Bond Portfolio	2,540	27.48	70	1.05	1.26	(0.41)
	T. Rowe Price Equity Income Portfolio	9,609	23.97	230	1.05	1.74	6.26
	T. Rowe Price Personal Strategy Balanced Portfolio	24,444	66.08	1,615	1.05	1.64	4.10
	T. Rowe Price International Stock Portfolio	1,392	11.45	16	1.05	1.06	(2.27)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

*	Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	18,836	$9.95	$187	1.05%	0.76%	28.98%
	Janus Aspen Enterprise Portfolio	68,798	51.42	3,537	1.05	0.49	31.00
	Janus Aspen Forty Portfolio	17,130	14.60	250	1.05	0.70	29.86
	Janus Aspen Global Research Portfolio	2,100	8.49	18	1.05	1.19	27.09
	Janus Aspen Balanced Portfolio	15,156	19.68	298	1.05	1.59	18.91
	T. Rowe Price Prime Reserve Portfolio	3,381	19.17	65	1.05	-	(1.04)
	T. Rowe Price Limited Term Bond Portfolio	2,914	27.59	80	1.05	1.58	(0.92)
	T. Rowe Price Equity Income Portfolio	10,024	22.56	226	1.05	1.56	28.38
	T. Rowe Price Personal Strategy Balanced Portfolio	25,976	63.47	1,649	1.05	1.49	16.70
	T. Rowe Price International Stock Portfolio	1,396	11.71	16	1.05	1.08	12.86

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	20,696	$7.72	$160	1.05%	0.55%	17.35%
	Janus Aspen Enterprise Portfolio	76,205	39.25	2,991	1.05	-	16.07
	Janus Aspen Forty Portfolio	17,357	11.24	195	1.05	0.80	22.86
	Janus Aspen Worldwide Growth Portfolio	2,680	6.68	18	1.05	0.72	18.83
	Janus Aspen Balanced Portfolio	12,584	16.55	208	1.05	2.87	12.43
	T. Rowe Price Prime Reserve Portfolio	5,567	19.37	108	1.05	-	(1.05)
	T. Rowe Price Limited Term Bond Portfolio	3,986	27.85	111	1.05	2.04	1.39
	T. Rowe Price Equity Income Portfolio	9,448	17.57	166	1.05	2.09	15.93
	T. Rowe Price Personal Strategy Balanced Portfolio	28,870	54.39	1,570	1.05	1.94	13.94
	T. Rowe Price International Stock Portfolio	935	10.38	10	1.05	1.29	17.20

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	23,996	$6.58	$158	1.05%	0.59%	(6.28)
	Janus Aspen Enterprise Portfolio	82,434	33.82	2,788	1.05	-	(2.44)
	Janus Aspen Forty Portfolio	13,767	9.15	126	1.05	0.37	(7.66)
	Janus Aspen Worldwide Growth Portfolio	5,378	5.62	30	1.05	0.58	(14.63)
	Janus Aspen Balanced Portfolio	12,140	14.72	179	1.05	2.68	0.61
	T. Rowe Price Prime Reserve Portfolio	10,331	19.57	202	1.05	-	(1.03)
	T. Rowe Price Limited Term Bond Portfolio	4,255	27.46	117	1.05	2.39	0.54
	T. Rowe Price Equity Income Portfolio	11,584	15.16	176	1.05	1.76	(1.74)
	T. Rowe Price Personal Strategy Balanced Portfolio	31,747	47.73	1,515	1.05	1.71	(1.36)
	T. Rowe Price International Stock Portfolio	949	8.86	8	1.05	1.40	(13.74)

#	Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.